Condensed Consolidated Unaudited Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Receipts on account of warrants	Capital reserve for share based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with non-controlling interest	Accumulated loss	Total	Non-controlling interests	Total
Balance at Dec. 31, 2017		$ 35,979	$ 7,415	$ 1,725	$ 761		$ (38,472)	$ 7,408	$ 1,280	$ 8,688
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		4,276						4,276		4,276
Issuance of shares due to RSUs vesting		139		(139)
Exercise of warrants		2,133						2,133		2,133
Share issuance due to acquisition of Non-controlling interest (see Note 4)		1,856				(859)		997	(861)	136
Share-based payments		54		127				181	431	612
Loss for the period							(4,853)	(4,853)	(330)	(5,183)
Balance at Jun. 30, 2018		44,437	7,415	1,713	761	(859)	(43,325)	10,142	520	10,662
Balance at Dec. 31, 2018		44,597	7,982	1,714	761	(859)	(43,672)	10,523	481	11,004
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs		2,200		298				2,498		2,498
Issuance of shares due to RSUs vesting		63		(63)
Exercise of warrants		85	(42)					43		43
Share-based payments				499				499		499
Loss for the period							(2,575)	(2,575)	(31)	(2,606)	[1]
Balance at Jun. 30, 2019		$ 46,945	$ 7,940	$ 2,448	$ 761	$ (859)	$ (46,247)	$ 10,988	$ 450	$ 11,438	[1]

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.